OTHER PROVISIONS (Details) - 12 months ended Dec. 31, 2019 - Provision for European Commission Investigation [Member] $ in Thousands	USD ($)	EUR (€)
OTHER PROVISIONS (Details) [Line Items]
Tax credit suspend amount (in Dollars) | $	$ 88
Infringement of European Union Regulations [Member]
OTHER PROVISIONS (Details) [Line Items]
Number of cargo airline fine imposed	With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .
Estimated financial effect of contingent liabilities		€ 799,445,000
Infringement of European Union Regulations [Member] | Lan Cargo S.A. [Member]
OTHER PROVISIONS (Details) [Line Items]
Estimated financial effect of contingent liabilities		€ 8,220,000